Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000016894 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016894 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000016894 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000016894 | Asset Breakout Royal Bank of Canada FR_780082AT0
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016894 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016894 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016894 | Asset Breakout Federal National Mortgage Association FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016894 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016894 | Asset Breakout 2023-MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016894 | Asset Breakout Progressive Corp. FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016894 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016894 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016894 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.353173_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016897 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016897 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000016897 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000016897 | Asset Breakout Royal Bank of Canada FR_780082AT0
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016897 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016897 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016897 | Asset Breakout Federal National Mortgage Association FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016897 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016897 | Asset Breakout 2023-MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016897 | Asset Breakout Progressive Corp. FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016897 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016897 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016897 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.353173_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148117 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148117 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000148117 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148117 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000148117 | Asset Breakout Royal Bank of Canada FR_780082AT0
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000148117 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000148117 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000148117 | Asset Breakout Federal National Mortgage Association FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148117 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148117 | Asset Breakout 2023-MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000148117 | Asset Breakout Progressive Corp. FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000148117 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148117 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148117 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.353173_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016899 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016899 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000016899 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016899 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000016899 | Asset Breakout Royal Bank of Canada FR_780082AT0
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016899 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016899 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016899 | Asset Breakout Federal National Mortgage Association FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016899 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016899 | Asset Breakout 2023-MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016899 | Asset Breakout Progressive Corp. FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016899 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016899 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016899 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.353173_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016900 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016900 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000016900 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016900 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000016900 | Asset Breakout Royal Bank of Canada FR_780082AT0
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016900 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016900 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016900 | Asset Breakout Federal National Mortgage Association FR_01F060659
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016900 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016900 | Asset Breakout 2023-MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000016900 | Asset Breakout Progressive Corp. FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016900 | Asset Breakout iShares Core International Aggregate Bond ETF FR_46435G672
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016900 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016900 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.353173_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%